OTHER LONG-TERM LIABILITIES	9 Months Ended
Sep. 30, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11     -    OTHER LONG-TERM LIABILITIES

	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Deferred tax liability (1)	$10,084	$8,844	$11,015
Provision for uncertain tax position	4,645	3,717	5,134
Lease embedded derivative	1,369	1,131	2,059
Other	644	899	686
	$16,742	$14,591	$18,894

(1)	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.